Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0002025968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Feb. 27, 2026
BNY Mellon Concentrated Growth ETF | BNY Mellon Concentrated Growth ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKCG
BNY Mellon Dynamic Value ETF | BNY Mellon Dynamic Value ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKDV